TRANSFERS	12 Months Ended
Dec. 31, 2025
EBP 118
EBP, Description of Plan [Line Items]
TRANSFERS	TRANSFERS
The Company also sponsors the International Paper Company Salaried Savings Plan. If employees are transferred from hourly to salaried status or vice versa during the year, their account balances are transferred to the plan in which they are eligible to participate following transfer.
For the year ended December 31, 2025 the Plan transferred $1,416,775 and $22,785,158 of participants' assets in from and out to the International Paper Salaried Savings Plan, respectively.
On January 23, 2026, the Company completed the previously announced sale of its Global Cellulose Fibers business (GCF) to AIP. In conjunction with this previous announcement and subsequent sale, effective November 2025, the Plan transferred out $105,702,499 of participants' assets out to GCF for the year ended December 31, 2025.